CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Repayment of short-term loan (related party)	$ 750
Private placement issuance expenses	$ 35